Cover	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Wah Fu Education Group Ltd.
Entity Central Index Key	0001716770
Entity File Number	001-38619
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	L207b
Entity Address, Address Line Two	Hesheng Fortune Plaza
Entity Address, Address Line Three	No.13 Deshengmenwai StreetXicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
Trading Symbol	WAFU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	4,410,559
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yang Yu
Contact Personnel Fax Number	+ 86 10 85171378
Entity Address, Address Line One	L207b
Entity Address, Address Line Two	Hesheng Fortune Plaza
Entity Address, Address Line Three	No.13 Deshengmenwai StreetXicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
Entity Phone Fax Numbers [Line Items]
City Area Code	+ 86
Local Phone Number	10 59942599